Consolidated Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Intangible assets	£ 7,108	£ 7,042
Property, plant and equipment	502	499
Right-of-use assets	461	452
Investments in associated undertakings	37	44
Other investments	21	21
Deferred tax assets	34	43
Contract costs	238	224
Retirement benefit assets	3	3
Trade and other receivables	57	45
Derivative financial instruments	6	57
Non current assets	8,467	8,430
Current assets
Other investments	2	1
Inventories	229	207
Trade and other receivables	909	880
Current tax assets	22	33
Derivative financial instruments		14
Cash and cash equivalents	925	1,562
Current assets	2,087	2,697
Current liabilities
Trade and other payables	(1,118)	(1,144)
Current tax liabilities	(43)	(48)
Provisions for liabilities and charges	(115)	(94)
Bank and other short-term borrowings	(1,166)	(1,134)
Lease liabilities	(130)	(127)
Derivative financial instruments	(3)	(32)
Current liabilities	(2,575)	(2,579)
Net current (liabilities)/assets	(488)	118
Non-current liabilities
Other payables	(69)	(71)
Bank and other long-term borrowings	(2,498)	(3,153)
Lease liabilities	(315)	(318)
Deferred tax liabilities	(511)	(517)
Retirement benefit obligations	(25)	(28)
Provisions for liabilities and charges	(304)	(357)
Derivative financial instruments	(29)	(16)
Non current liabilities	(3,751)	(4,460)
Net assets	4,228	4,088
Equity Capital and reserves attributable to the Company's equity holders
Share capital	25	25
Share premium	15	14
Other reserves	583	532
Retained earnings	3,606	3,518
Equity attributable to owners of parent	4,229	4,089
Non-controlling interests	(1)	(1)
Total equity	£ 4,228	£ 4,088